FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of maturity analysis for financial liabilities
The following table summarizes the aggregate amount of contractual future cash outflows for the Company’s long-term financial liabilities:

						Payments Due by Year
(US $ millions)	2020	2021	2022	2023	2024	Thereafter	Total
Principal	$—	$—	$—	$315	$—	$350	$665
Interest	41	40	40	30	20	60	231
Long-term debt, including interest	$41	$40	$40	$345	$20	$410	$896
Note: The above table does not include pension and post-employment benefit plan obligations and lease obligations.

Disclosure of net book values and fair values of non-derivative financial assets
The net book values and fair values of non-derivative financial instruments were as follows:

		Dec 31, 2019		Dec 31, 2018
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$20	$20	$128	$128
Accounts receivable	Amortized cost	136	136	149	149
Other assets(1)	Amortized cost	1	1	1	1
		$157	$157	$278	$278
Financial liabilities:
Accounts payable and accrued liabilities	Amortized cost	$259	$259	$293	$293
Automatic share purchase plan accrual	Amortized cost	—	—	42	42
Long-term debt(2)	Amortized cost	665	702	555	556
Other long-term debt	Amortized cost	68	68	—	—
Other liabilities(1)	Amortized cost	12	12	12	12
		$1,004	$1,041	$902	$903

(1)	Excludes defined benefit pension asset and obligations and lease obligations scoped out of IFRS 9, Financial instruments (notes 7, 9).

(2)	Principal value of long-term debt excluding debt issue costs of $8 million (2018 – $5 million) (note 8).

Disclosure of net book values and fair values of non-derivative financial liabilities
The net book values and fair values of non-derivative financial instruments were as follows:

		Dec 31, 2019		Dec 31, 2018
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$20	$20	$128	$128
Accounts receivable	Amortized cost	136	136	149	149
Other assets(1)	Amortized cost	1	1	1	1
		$157	$157	$278	$278
Financial liabilities:
Accounts payable and accrued liabilities	Amortized cost	$259	$259	$293	$293
Automatic share purchase plan accrual	Amortized cost	—	—	42	42
Long-term debt(2)	Amortized cost	665	702	555	556
Other long-term debt	Amortized cost	68	68	—	—
Other liabilities(1)	Amortized cost	12	12	12	12
		$1,004	$1,041	$902	$903

(1)	Excludes defined benefit pension asset and obligations and lease obligations scoped out of IFRS 9, Financial instruments (notes 7, 9).

(2)	Principal value of long-term debt excluding debt issue costs of $8 million (2018 – $5 million) (note 8).